Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Unconsolidated Joint Ventures
Unconsolidated Joint Ventures

Investments in Unconsolidated Joint Ventures

As of December 31, 2012 and 2011, Piedmont owned interests in the following unconsolidated joint ventures (in thousands):

Name of Joint Venture	Properties Held by Joint Venture	Piedmont’s Approximate Ownership Percentage	Net Book Value
			2012	2011
Fund XIII and REIT Joint Venture	8560 Upland Drive Two Park Center	72%	$18,814	$19,180
Fund XII REIT and Joint Venture	4685 Investment Drive 5301 Maryland Way	55%	15,813	16,329
Fund XI, XII and REIT Joint Venture	20/20	57%	2,599	2,672
			$37,226	$38,181